UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 126.0%
Corporate — 14.7%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$3,200	$3,512,896
7.75%, 8/01/31	4,000	4,401,840
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	819,406
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,000	1,053,400
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	611,309
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	6,000	6,030,900
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,350	6,105,420
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,500	1,508,085
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	3,285	3,352,638

		27,395,894

County/City/Special District/School District — 30.6%
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	1,280	1,551,898
Series E, 5.00%, 8/01/30	1,000	1,116,990
Series I, 5.00%, 8/01/30	1,000	1,116,530
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,000	1,096,640
Series A-1, Fiscal 2009, 4.75%, 8/15/25	750	846,330
Series D, 5.38%, 6/01/32	25	25,104

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Sub-Series D-1, 5.00%, 8/01/31	$690	$769,433
Sub-Series G-1, 5.00%, 4/01/28	630	709,701
Sub-Series G-1, 5.00%, 4/01/29	750	838,200
Sub-Series G-1, 6.25%, 12/15/31	500	589,035
Sub-Series I-1, 5.38%, 4/01/36	1,750	2,007,057
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	262,590
5.00%, 11/15/44	6,495	6,787,470
4.75%, 11/15/45	500	503,830
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,268,786
5.00%, 7/01/33	500	540,030
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	1,960	467,872
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	1,500	297,810
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	166,492
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	2,945,550
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	480	484,296
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	650	709,312
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	200	222,094
5.00%, 2/15/47	5,485	5,594,371

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB, Series A (concluded):
(AGC), 5.00%, 2/15/47	$1,000	$1,024,440
(AGM), 5.00%, 2/15/47	1,000	1,024,440
(NPFGC), 4.50%, 2/15/47	4,500	4,509,270
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	856,560
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,170,640
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,305,144
4 World Trade Center Project, 5.00%, 11/15/31	860	930,623
4 World Trade Center Project, 5.00%, 11/15/44	6,520	6,879,904
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,482,161
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	1,982,253
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,750,728
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,119,949

		56,953,533

Education — 29.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	910	136,555
7.00%, 5/01/35	590	88,535
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,137,609
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	900	915,822

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., RB, Series A (concluded):
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	$900	$797,013
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	750	825,668
City of New York New York Trust for Cultural Resources, Refunding RB:
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,065,260
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,109,010
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	3,135	3,296,452
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	679,588
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	6,100	5,300,839
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	135	141,506
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	278,432
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,090,627
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	320	345,619

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	$1,165	$1,212,194
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	369,940
5.00%, 7/01/42	220	223,973
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	801,923
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	771,218
Geneva Development Corp., RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	500	542,990
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	176,302
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	836,393
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	232,793
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,092,620
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,746,590
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,103,670
New York University, Series B, 5.00%, 7/01/37	1,250	1,362,687
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	792,203
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,142,800
Teachers College, Series B, 5.00%, 7/01/42	3,225	3,438,430
University of Rochester, Series A, 0.00%, 7/01/39 (e)	650	696,053
University of Rochester, Series A, 5.13%, 7/01/39	850	952,918

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, RB (concluded):
University of Rochester, Series B, 5.00%, 7/01/39	$500	$537,400
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,235,400
Brooklyn Law School, 5.75%, 7/01/33	475	505,457
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,124,520
Culinary Institute of America, 5.00%, 7/01/42	300	308,283
Fordham University, 4.00%, 7/01/30	555	567,016
Fordham University, 5.00%, 7/01/44	850	921,884
New York University, Series A, 5.00%, 7/01/37	1,790	1,951,368
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,898,223
Rockefeller University, Series B, 4.00%, 7/01/38	775	793,430
Skidmore College, Series A, 5.00%, 7/01/27	190	213,822
Skidmore College, Series A, 5.00%, 7/01/28	75	83,788
Skidmore College, Series A, 5.25%, 7/01/29	85	95,906
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,679,731
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	445	499,303
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	965,213
Teachers College, 5.50%, 3/01/39	450	481,428

		54,566,404

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health — 16.1%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	$300	$327,918
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	500,050
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	255,492
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,872,304
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	2,750	2,812,755
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson's Ferry Project, 5.00%, 11/01/28	1,175	1,211,766
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	2,500	2,629,225
Series B, 6.00%, 11/01/30	500	563,775
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	652,399
5.00%, 1/01/28	675	709,351
5.00%, 1/01/34	1,250	1,299,837
New York State Dormitory Authority, RB, Mental Health Services Facility, Series B (AMBAC):
5.00%, 2/15/15 (f)	325	337,373
5.00%, 2/15/35	1,675	1,721,984
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	809,002

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	$500	$568,870
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	217,042
New York University Hospitals Center, Series A, 6.00%, 7/01/40	500	553,585
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	579,995
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,775	1,903,776
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,000	1,001,340
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	305,622
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,521,492
New York University Hospital Center, Series A, 5.00%, 7/01/36	3,390	3,491,836
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,866,970
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,052,440
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,187,065

		29,953,264

Housing — 1.0%
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,512,705

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	$360	$338,648

		1,851,353

State — 5.7%
City of New York New York Transitional Finance Authority, BARB, Series S-2 (NPFGC), 4.25%, 1/15/34	1,260	1,275,700
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	698,178
State of New York Dormitory Authority, RB, General, Purpose, Series C, 5.00%, 3/15/34	2,185	2,434,592
State of New York Dormitory Authority, Refunding RB:
General Purpose Bonds, Series D, 5.00%, 2/15/34	500	549,305
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	427,070
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	357,888
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	3,500	3,862,845
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	885	1,001,351

		10,606,929

Transportation — 17.2%
Metropolitan Transportation Authority, RB:
Series A1, 5.25%, 11/15/33	540	604,001
Series C, 6.50%, 11/15/28	1,000	1,197,510
Series D, 5.25%, 11/15/41	1,000	1,076,620
Series E, 5.00%, 11/15/38	4,000	4,275,320
Series H, 5.00%, 11/15/25	325	372,109
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	910	1,035,061
Series F, 5.00%, 11/15/30	2,000	2,202,740
Series F (AGM), 4.00%, 11/15/30	1,250	1,280,913

Municipal Bonds	Par (000)	Value
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	$6,000	$6,037,140
Series 8, 6.00%, 12/01/42	1,000	1,098,070
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	575	635,335
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,354,578
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,970	1,872,977
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	529,255
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 12/01/33	750	815,430
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	2,000	2,254,620
5.00%, 1/01/37	2,920	3,149,074
5.00%, 1/01/42	280	296,803
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	845	379,042
General, CAB, Series B, 0.00%, 11/15/32 (b)	2,500	1,155,475
Sub-Series A, 5.00%, 11/15/30	250	283,825

		31,905,898

Utilities — 11.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	750	802,597
City of New York New York Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Series EE, 4.00%, 6/15/45	2,310	2,277,498
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,121,750

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB (concluded):
Water & Sewer System, Series A, 4.75%, 6/15/30	$1,500	$1,643,670
City of New York New York Water & Sewer System, Refunding RB, Series D, 5.00%, 6/15/39	5,000	5,208,500
Long Island Power Authority, RB, General, Electric System:
Series A (AGM), 5.00%, 5/01/36	500	528,710
Series C (CIFG), 5.25%, 9/01/29	2,000	2,352,500
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	4,000	4,547,120
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	350	390,072
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,000	2,215,680

		21,088,097

Total Municipal Bonds in New York		234,321,372

Puerto Rico — 1.3%
Housing — 1.3%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,504,950

Total Municipal Bonds — 127.3%		236,826,322

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 34.6%
County/City/Special District/School District — 5.5%
City of New York New York, GO:
Series I, 5.00%, 3/01/36	1,500	1,638,780
Sub-Series G-1, 5.00%, 4/01/29	4,370	4,883,912

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	$825	$899,217
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,815,799

		10,237,708

Education — 2.1%
New York City Trust for Cultural Resources, Refunding RB, Series A, 5.00%, 8/01/33	3,527	3,889,339

Housing — 7.6%
State of New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	14,230	14,231,992

State — 2.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	660	732,116
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	1,250	1,387,978
New York State Dormitory Authority, RB, Series C, 5.00%, 3/15/41	1,500	1,610,760

		3,730,854

Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,010,443
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,675,875
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,180	1,320,644

		10,006,962

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	6

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
Utilities — 12.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$1,200	$1,374,166
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	5,916,774
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	3,739,742
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	917,328
Series A, 4.75%, 6/15/30	2,500	2,739,450
Utility Debt Securitization Authority, Refunding RB, Series E, 5.00%, 12/15/40	6,868	7,608,559

		22,296,019

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 34.6%		64,392,874

Total Long-Term Investments (Cost — $289,511,418) — 161.9%		301,219,196

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (i)(j)	5,296,339	$5,296,339

Total Short-Term Securities (Cost — $5,296,339) — 2.9%		5,296,339

Total Investments (Cost — $294,807,757*) — 164.8%		306,515,535
Other Assets Less Liabilities — 5.1%		9,602,921
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1%)		(35,580,038)
VMTP Shares, at Liquidation Value — (50.8%)		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$186,038,418

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$258,907,952
Gross unrealized appreciation	$14,658,974
Gross unrealized depreciation	(2,626,972)
Net unrealized appreciation	$12,032,002

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire February 15, 2019 is $661,835.

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BIF New York Municipal Money Fund	7,477,704	(2,181,365)	5,296,339	$1,032

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(280)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$34,838,125	$(49,709)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	8

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$301,219,196	—	$301,219,196
Short-Term Securities	$5,296,339	—	—	5,296,339

Total	$5,296,339	$301,219,196	—	$306,515,535

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(49,709)	—	—	$(49,709)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The carrying amount for certain of the Trust's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$366,000	—	—	$366,000
Liabilities:
TOB trust certificates	—	$(35,575,581)	—	(35,575,581)
VMTP Shares	—	(94,500,000)	—	(94,500,000)

Total	$366,000	$(130,075,581)	—	$(129,709,581)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock NEW YORK MUNICIPAL INCOME TRUST	April 30, 2014	10

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 23, 2014